Amortizable Intangible Assets	12 Months Ended
Dec. 31, 2013
Amortizable Intangible Assets [Abstract]
Amortizable Intangible Assets

5. Amortizable Intangible Assets

Information regarding our amortizable intangible assets as of December 31, 2013 (we had no amortizable intangible assets at December 31, 2012) is set forth below (in thousands):

As of
December 31,
2013
Trade names	$1,185
Home construction contracts	719
Non-compete agreements	298
Other	226
Gross intangible assets	2,428
Accumulated amortization	(551)
Intangible assets, net	$1,877

As of December 31, 2013, expected amortization expense for amortizable intangible assets for each of the next five years, and thereafter, is as follows (in thousands):

2014	$785
2015	434
2016	328
2017	242
2018	32
Thereafter	56
$1,877